Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Mar. 31, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of other payables and accrued liabilities [Abstract]
Accrued professional fees	$ 145,081	[1]	$ 233,600	[1],[2]	$ 910,186	[2]
Accrued promotion expenses	1,701	[3]	39,538	[3]	41,476
Accrued payroll	82,168		157,542		112,069
Accrued interest	81,658	[4]	79,936	[4],[5]	92,686
Payables to merchant from ZCITY platform	196,742	[6]	174,056	[6]
Others	$ 42,538		38,724		5,443
Total other payables and accrued liabilities			$ 723,396		$ 1,161,860

[1]	Accrued professional fees The balance of accrued professional fees represented amount due to third parties service providers which include mobile application developing, marketing consulting service, IT related professional service, audit fee, tax filing fee, and consulting fee related to capital raising.
[2]	Accrued professional fees The balance of accrued professional fees represented amount due to third parties service providers which include marketing consulting service, IT related professional service, audit fee, and consulting fee related to capital raising. In addition, the balance of accrued professional fees also consist of consulting fee which the Company agree to compensate the consultant by issuing 300,000 warrants exercisable for a period of 5 years at $4.00 per share. On August 15, 2022, the Company had issued the warrants to the consultant upon completion of its Offering. The value of the consulting fee was estimated by the fair value of the warrants which was determined by using the Black Scholes model (Note 11). The consulting fee was estimated to be $856,170 and record as accrued professional fee as of June 30, 2022. Upon issuance of the warrants, the above-mentioned balance of the accrued professional fee was reduced by increasing the same amount in additional paid in capital.
[3]	Accrued promotion expense The balance of accrued promotion expense represented the balance of profit sharing payable to the Company’s merchant and subscribed agents to promote business growth.
[4]	Accrued interest The balance of accrued interest represented the balance of interest payable from convertible notes aforementioned in Note 10.
[5]	Accrued interest The balance of accrued interest represented the balance of interest payable from convertible note aforementioned in Note 8.
[6]	Payables to merchants from ZCITY platform The balance of payables to merchants from ZCITY platform represented the amount the Company collected on behalf of merchant from its customer through the Company’s ZCITY platform.